Shareholder Report, Average Annual Return (Details) 192352_Longview Advantage ETF_TF_TSR Annual {TF}	12 Months Ended	18 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Longview Advantage ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Longview Advantage ETF NAV
Average Annual Return, Percent	26.62%	22.91%
Bloomberg US 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Total Return Index
Average Annual Return, Percent	20.36%	19.92%